Distribution Date:	10/19/26	Benchmark 2021-B29 Mortgage Trust
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2021-B29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Bond / Collateral Reconciliation - Cash Flows	7		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Balances	8				trustadministrationgroup@computershare.com
Current Mortgage Loan and Property Stratification	9-13		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-16	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 2)	17-19		Executive Vice President - Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Principal Prepayment Detail	20		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Historical Detail	21	Special Servicer	LNR Partners, LLC
Delinquency Loan Detail	22		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	23		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	24	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 2	25-26	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	27
			600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	28	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	29		Bank, N.A.
Interest Shortfall Detail - Collateral Level	30		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Supplemental Notes	31		9062 Old Annapolis Road | Columbia, MD 21045 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163JAA2	0.709700%	20,710,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.10%
A-2	08163JAB0	2.024400%	78,526,000.00	59,571,974.25	25,538,224.35	100,497.92	0.00	0.00	25,638,722.27	34,033,749.90	26.57%	25.10%
A-3	08163JAC8	2.284000%	177,306,000.00	177,306,000.00	0.00	337,472.42	0.00	0.00	337,472.42	177,306,000.00	26.57%	25.10%
A-4	08163JAD6	2.138000%	149,000,000.00	149,000,000.00	0.00	265,468.33	0.00	0.00	265,468.33	149,000,000.00	26.57%	25.10%
A-5	08163JAE4	2.387900%	295,684,000.00	295,684,000.00	0.00	588,386.52	0.00	0.00	588,386.52	295,684,000.00	26.57%	25.10%
A-SB	08163JAF1	2.205000%	24,171,000.00	24,170,440.09	441,100.05	44,413.18	0.00	0.00	485,513.23	23,729,340.04	26.57%	25.10%
A-S	08163JAJ3	2.611900%	74,540,000.00	74,540,000.00	0.00	162,242.52	0.00	0.00	162,242.52	74,540,000.00	26.57%	25.10%
B	08163JAK0	2.453400%	51,912,000.00	51,912,000.00	0.00	106,134.08	0.00	0.00	106,134.08	51,912,000.00	21.52%	20.36%
C	08163JAL8	2.751700%	53,242,000.00	53,242,000.00	0.00	122,088.34	0.00	0.00	122,088.34	53,242,000.00	16.34%	15.50%
D	08163JAV6	2.000000%	33,277,000.00	33,277,000.00	0.00	55,461.67	0.00	0.00	55,461.67	33,277,000.00	13.10%	12.46%
E	08163JAX2	2.000000%	27,953,000.00	27,953,000.00	0.00	46,588.33	0.00	0.00	46,588.33	27,953,000.00	10.38%	9.90%
F	08163JAZ7	2.291331%	26,621,000.00	26,621,000.00	0.00	56,282.28	0.00	0.00	56,282.28	26,621,000.00	7.78%	7.47%
G	08163JBB9	2.291331%	10,648,000.00	10,648,000.00	0.00	3,229.76	0.00	0.00	3,229.76	10,648,000.00	6.75%	6.50%
H*	08163JBD5	2.291331%	41,263,977.00	41,263,977.00	0.00	0.00	0.00	0.00	0.00	41,263,977.00	2.73%	2.73%
RR	08163JBJ2	3.291331%	29,899,402.00	28,785,683.67	729,458.01	76,413.20	0.00	0.00	805,871.21	28,056,225.66	0.00%	0.00%
RR Interest	N/A	3.291331%	26,145,545.00	25,171,653.52	637,874.87	66,819.55	0.00	0.00	704,694.42	24,533,778.65	0.00%	0.00%
S	08163JBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163JBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,120,898,924.00	1,079,146,728.53	27,346,657.28	2,031,498.10	0.00	0.00	29,378,155.38	1,051,800,071.25

X-A	08163JAG9	0.986780%	819,937,000.00	780,272,414.33	0.00	641,631.20	0.00	0.00	641,631.20	754,293,089.94
X-B	08163JAH7	0.686894%	105,154,000.00	105,154,000.00	0.00	60,191.39	0.00	0.00	60,191.39	105,154,000.00
X-D	08163JAM6	1.291331%	61,230,000.00	61,230,000.00	0.00	65,890.15	0.00	0.00	65,890.15	61,230,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163JAP9	1.000000%	26,621,000.00	26,621,000.00	0.00	22,184.17	0.00	0.00	22,184.17	26,621,000.00
X-G	08163JAR5	1.000000%	10,648,000.00	10,648,000.00	0.00	8,873.33	0.00	0.00	8,873.33	10,648,000.00
X-H	08163JAT1	1.000000%	41,263,977.00	41,263,977.00	0.00	34,386.65	0.00	0.00	34,386.65	41,263,977.00
Notional SubTotal			1,064,853,977.00	1,025,189,391.33	0.00	833,156.89	0.00	0.00	833,156.89	999,210,066.94

Deal Distribution Total					27,346,657.28	2,864,654.99	0.00	0.00	30,211,312.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163JAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163JAB0	758.62738774	325.21998255	1.27980440	0.00000000	0.00000000	0.00000000	0.00000000	326.49978695	433.40740519
A-3	08163JAC8	1,000.00000000	0.00000000	1.90333333	0.00000000	0.00000000	0.00000000	0.00000000	1.90333333	1,000.00000000
A-4	08163JAD6	1,000.00000000	0.00000000	1.78166664	0.00000000	0.00000000	0.00000000	0.00000000	1.78166664	1,000.00000000
A-5	08163JAE4	1,000.00000000	0.00000000	1.98991667	0.00000000	0.00000000	0.00000000	0.00000000	1.98991667	1,000.00000000
A-SB	08163JAF1	999.97683546	18.24914360	1.83745728	0.00000000	0.00000000	0.00000000	0.00000000	20.08660089	981.72769186
A-S	08163JAJ3	1,000.00000000	0.00000000	2.17658331	0.00000000	0.00000000	0.00000000	0.00000000	2.17658331	1,000.00000000
B	08163JAK0	1,000.00000000	0.00000000	2.04449992	0.00000000	0.00000000	0.00000000	0.00000000	2.04449992	1,000.00000000
C	08163JAL8	1,000.00000000	0.00000000	2.29308328	0.00000000	0.00000000	0.00000000	0.00000000	2.29308328	1,000.00000000
D	08163JAV6	1,000.00000000	0.00000000	1.66666677	0.00000000	0.00000000	0.00000000	0.00000000	1.66666677	1,000.00000000
E	08163JAX2	1,000.00000000	0.00000000	1.66666655	0.00000000	0.00000000	0.00000000	0.00000000	1.66666655	1,000.00000000
F	08163JAZ7	1,000.00000000	0.00000000	2.11420608	(0.20476391)	0.00000000	0.00000000	0.00000000	2.11420608	1,000.00000000
G	08163JBB9	1,000.00000000	0.00000000	0.30332081	1.60612134	3.61094760	0.00000000	0.00000000	0.30332081	1,000.00000000
H	08163JBD5	1,000.00000000	0.00000000	0.00000000	1.90944222	12.50569280	0.00000000	0.00000000	0.00000000	1,000.00000000
RR	08163JBJ2	962.75115034	24.39707690	2.55567653	0.08493381	0.52384660	0.00000000	0.00000000	26.95275344	938.35407344
RR Interest	N/A	962.75115015	24.39707683	2.55567631	0.08493378	0.52384603	0.00000000	0.00000000	26.95275314	938.35407332
S	08163JBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163JBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163JAG9	951.62483743	0.00000000	0.78253719	0.00000000	0.00000000	0.00000000	0.00000000	0.78253719	919.94030022
X-B	08163JAH7	1,000.00000000	0.00000000	0.57241180	0.00000000	0.00000000	0.00000000	0.00000000	0.57241180	1,000.00000000
X-D	08163JAM6	1,000.00000000	0.00000000	1.07610893	0.00000000	0.00000000	0.00000000	0.00000000	1.07610893	1,000.00000000
X-F	08163JAP9	1,000.00000000	0.00000000	0.83333346	0.00000000	0.00000000	0.00000000	0.00000000	0.83333346	1,000.00000000
X-G	08163JAR5	1,000.00000000	0.00000000	0.83333302	0.00000000	0.00000000	0.00000000	0.00000000	0.83333302	1,000.00000000
X-H	08163JAT1	1,000.00000000	0.00000000	0.83333339	0.00000000	0.00000000	0.00000000	0.00000000	0.83333339	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/26 - 09/30/26	30	0.00	100,497.92	0.00	100,497.92	0.00	0.00	0.00	100,497.92	0.00
A-3	09/01/26 - 09/30/26	30	0.00	337,472.42	0.00	337,472.42	0.00	0.00	0.00	337,472.42	0.00
A-4	09/01/26 - 09/30/26	30	0.00	265,468.33	0.00	265,468.33	0.00	0.00	0.00	265,468.33	0.00
A-5	09/01/26 - 09/30/26	30	0.00	588,386.52	0.00	588,386.52	0.00	0.00	0.00	588,386.52	0.00
A-SB	09/01/26 - 09/30/26	30	0.00	44,413.18	0.00	44,413.18	0.00	0.00	0.00	44,413.18	0.00
X-A	09/01/26 - 09/30/26	30	0.00	641,631.20	0.00	641,631.20	0.00	0.00	0.00	641,631.20	0.00
A-S	09/01/26 - 09/30/26	30	0.00	162,242.52	0.00	162,242.52	0.00	0.00	0.00	162,242.52	0.00
B	09/01/26 - 09/30/26	30	0.00	106,134.08	0.00	106,134.08	0.00	0.00	0.00	106,134.08	0.00
C	09/01/26 - 09/30/26	30	0.00	122,088.34	0.00	122,088.34	0.00	0.00	0.00	122,088.34	0.00
X-B	09/01/26 - 09/30/26	30	0.00	60,191.39	0.00	60,191.39	0.00	0.00	0.00	60,191.39	0.00
X-D	09/01/26 - 09/30/26	30	0.00	65,890.15	0.00	65,890.15	0.00	0.00	0.00	65,890.15	0.00
X-F	09/01/26 - 09/30/26	30	0.00	22,184.17	0.00	22,184.17	0.00	0.00	0.00	22,184.17	0.00
X-G	09/01/26 - 09/30/26	30	0.00	8,873.33	0.00	8,873.33	0.00	0.00	0.00	8,873.33	0.00
X-H	09/01/26 - 09/30/26	30	0.00	34,386.65	0.00	34,386.65	0.00	0.00	0.00	34,386.65	0.00
D	09/01/26 - 09/30/26	30	0.00	55,461.67	0.00	55,461.67	0.00	0.00	0.00	55,461.67	0.00
E	09/01/26 - 09/30/26	30	0.00	46,588.33	0.00	46,588.33	0.00	0.00	0.00	46,588.33	0.00
F	09/01/26 - 09/30/26	30	5,440.63	50,831.26	0.00	50,831.26	(5,451.02)	0.00	0.00	56,282.28	0.00
G	09/01/26 - 09/30/26	30	21,306.70	20,331.74	0.00	20,331.74	17,101.98	0.00	0.00	3,229.76	38,449.37
H	09/01/26 - 09/30/26	30	436,410.14	78,791.18	0.00	78,791.18	78,791.18	0.00	0.00	0.00	516,034.62
RR	09/01/26 - 09/30/26	30	13,087.33	78,952.67	0.00	78,952.67	2,539.47	0.00	0.00	76,413.20	15,662.70
RR Interest	09/01/26 - 09/30/26	30	11,444.21	69,040.20	0.00	69,040.20	2,220.64	0.00	0.00	66,819.55	13,696.24
Totals			487,689.01	2,959,857.25	0.00	2,959,857.25	95,202.25	0.00	0.00	2,864,654.99	583,842.93

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

	Additional Information

Total Available Distribution Amount (1)	30,211,312.27
Non-VRR Available Funds	28,700,746.64
VRR Available Funds	1,510,565.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,972,904.69	Master Servicing Fee	5,079.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,178.12
Interest Adjustments	(32,258.81)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	449.64
ARD Interest	0.00	Operating Advisor Fee	1,142.10
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.84
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,940,645.88	Total Fees	13,047.42

Principal		Expenses/Reimbursements
Scheduled Principal	27,346,657.28	Reimbursement for Interest on Advances	2,306.61
Unscheduled Principal Collections		ASER Amount	(3,885.91)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	64,522.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	27,346,657.28	Total Expenses/Reimbursements	62,943.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,864,654.99
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	27,346,657.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	30,211,312.27
Total Funds Collected	30,287,303.16	Total Funds Distributed	30,287,303.14

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,079,146,729.23	1,079,146,729.23	Beginning Certificate Balance	1,079,146,728.53
(-) Scheduled Principal Collections	27,346,657.28	27,346,657.28	(-) Principal Distributions	27,346,657.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,051,800,071.95	1,051,800,071.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,080,013,106.63	1,080,013,106.63	Ending Certificate Balance	1,051,800,071.25
Ending Actual Collateral Balance	1,052,609,539.72	1,052,609,539.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.70)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.70)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	18	113,398,542.70	10.78%	47	3.7032	2.105199	Less than 1.5100000	6	92,325,846.59	8.78%	59	3.7758	1.093247
10,000,000 to $19,999,999	13	179,317,230.07	17.05%	54	3.2602	2.856985	1.5100000 to 1.700000	6	67,430,237.21	6.41%	59	3.8830	1.622068
20,000,000 to 29,999,999	15	339,081,281.57	32.24%	47	3.4040	2.428313	1.7100000 to 2.000000	9	192,128,017.61	18.27%	19	3.0722	1.794615
30,000,000 to 49,999,999	6	210,003,017.61	19.97%	52	3.1797	2.578272	2.0100000 to 2.500000	16	300,311,584.55	28.55%	56	3.3481	2.178758
50,000,000 or 99,999,999	4	210,000,000.00	19.97%	49	3.0554	3.303333	2.5100000 to 3.000000	8	172,477,385.99	16.40%	56	3.4395	2.793173
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.010000 to 4.00000	3	49,627,000.00	4.72%	54	3.2658	3.502142
Totals	56	1,051,800,071.95	100.00%	50	3.2974	2.671205	4.100000 or greater	8	177,500,000.00	16.88%	58	2.8548	5.321690
							Totals	56	1,051,800,071.95	100.00%	50	3.2974	2.671205
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	5	106,604,300.66	10.14%	57	2.9450	3.966341	South Carolina	1	4,458,154.55	0.42%	59	3.7900	2.340000
Arkansas	1	6,320,000.00	0.60%	59	3.3000	1.750000	Tennessee	1	26,214,626.83	2.49%	58	4.0900	1.360000
California	4	130,960,000.00	12.45%	55	3.1037	2.286121	Texas	5	174,839,448.68	16.62%	59	3.3469	3.864764
Colorado	2	6,098,099.76	0.58%	58	3.6449	2.272205	Virginia	3	12,000,000.00	1.14%	59	2.9500	3.750000
Connecticut	2	8,000,000.00	0.76%	59	2.9500	3.750000	Washington	1	6,810,000.00	0.65%	58	3.4500	2.810000
Florida	1	5,475,000.00	0.52%	59	3.3000	2.130000	Wisconsin	6	11,230,066.79	1.07%	25	3.0944	1.950654
Georgia	5	14,107,347.21	1.34%	59	3.9380	1.834639	Totals	87	1,051,800,071.95	100.00%	50	3.2974	2.671205
Illinois	10	26,628,981.10	2.53%	54	3.3246	2.415812
									Property Type³
Indiana	1	404,661.42	0.04%	57	3.1650	2.770000
Iowa	2	12,401,151.27	1.18%	58	3.3807	2.137204		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	10,993,056.88	1.05%	58	3.9283	1.847184		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	3	1,305,565.54	0.12%	57	3.1650	2.770000	Industrial	7	84,832,012.82	8.07%	53	3.7739	2.220208
Maryland	2	4,334,884.31	0.41%	30	3.1065	2.091495	Lodging	2	17,212,862.40	1.64%	58	4.1398	1.628129
Massachusetts	1	4,157,390.67	0.40%	23	3.0900	1.900000	Mixed Use	5	150,319,298.21	14.29%	47	3.2485	3.405684
Michigan	1	6,852,841.76	0.65%	23	3.0900	1.900000	Multi-Family	9	187,491,571.20	17.83%	54	3.5545	2.216812
Missouri	1	12,500,000.00	1.19%	60	3.4400	1.460000	Office	8	255,654,221.32	24.31%	40	2.9384	2.094104
Nebraska	1	12,177,672.99	1.16%	59	4.1500	1.510000	Other	1	25,000,000.00	2.38%	59	2.2950	5.190000
New Jersey	3	19,137,812.24	1.82%	33	3.7889	2.183671	Retail	47	299,970,058.69	28.52%	54	3.3645	3.014879
New York	10	319,862,708.65	30.41%	40	3.1730	2.437835	Self Storage	8	31,320,047.32	2.98%	59	3.3262	3.069609
North Carolina	3	14,673,596.61	1.40%	51	3.6002	2.143165	Totals	87	1,051,800,071.95	100.00%	50	3.2974	2.671205
North Dakota	1	5,555,873.13	0.53%	58	3.4500	2.080000
Ohio	2	2,456,399.05	0.23%	58	3.3243	1.303166
Oklahoma	2	7,718,225.79	0.73%	58	3.4135	2.804878
Pennsylvania	4	56,022,206.06	5.33%	53	3.6506	1.241574
Rhode Island	1	21,500,000.00	2.04%	23	4.0000	2.120000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000 or less	14	344,200,000.00	32.72%	46	2.8066	2.926261	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001 to 3.250	6	175,588,017.61	16.69%	50	3.1452	3.793883	13 months or greater	56	1,051,800,071.95	100.00%	50	3.2974	2.671205
	3.251 to 3.500	14	214,934,125.85	20.43%	57	3.4300	2.583573	Totals	56	1,051,800,071.95	100.00%	50	3.2974	2.671205
	3.501 to 3.750	11	166,068,021.40	15.79%	56	3.6168	2.013989
	3.751 to 4.000	3	50,376,983.89	4.79%	44	3.8837	1.652703
	4.001 or greater	8	100,632,923.20	9.57%	36	4.1377	1.621525
	Totals	56	1,051,800,071.95	100.00%	50	3.2974	2.671205
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	56	1,051,800,071.95	100.00%	50	3.2974	2.671205	Interest Only	41	822,576,000.00	78.21%	49	3.1888	2.961064
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	299 or Less	15	229,224,071.95	21.79%	53	3.6872	1.631037
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,051,800,071.95	100.00%	50	3.2974	2.671205	Totals	56	1,051,800,071.95	100.00%	50	3.2974	2.671205
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	53	998,190,739.77	94.90%	49	3.2759	2.747698			No outstanding loans in this group
	13 months to 24 months	3	53,609,332.18	5.10%	59	3.6979	1.246922
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,051,800,071.95	100.00%	50	3.2974	2.671205
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-C-4	30320125	OF	New York	NY	Actual/360	2.725%	113,527.87	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	09/06/26
1A-1-C-7	30320126				Actual/360	2.725%	45,411.15	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	09/06/26
1A-1-C-8	30320127				Actual/360	2.725%	5,344.59	0.00	0.00	N/A	08/06/28	--	2,353,868.00	2,353,868.00	09/06/26
1A-2-C-2	30320128				Actual/360	2.725%	45,411.15	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	09/06/26
1A-2-C-3	30320129				Actual/360	2.725%	44,607.67	0.00	0.00	N/A	08/06/28	--	19,646,132.00	19,646,132.00	09/06/26
2A-1-C1	30320130	OF	San Jose	CA	Actual/360	2.970%	148,500.00	0.00	0.00	08/01/31	11/01/34	--	60,000,000.00	60,000,000.00	10/01/26
2A-1-C2	30320131				Actual/360	2.970%	95,782.50	0.00	0.00	08/01/31	11/01/34	--	38,700,000.00	38,700,000.00	10/01/26
3A1	30320009	MU	Tempe	AZ	Actual/360	2.840%	76,916.67	0.00	0.00	N/A	08/06/31	--	32,500,000.00	32,500,000.00	10/06/26
3A3	30320011				Actual/360	2.840%	47,333.33	0.00	0.00	N/A	08/06/31	--	20,000,000.00	20,000,000.00	10/06/26
3A4	30320012				Actual/360	2.840%	35,500.00	0.00	0.00	N/A	08/06/31	--	15,000,000.00	15,000,000.00	10/06/26
3A5	30320013				Actual/360	2.840%	26,033.33	0.00	0.00	N/A	08/06/31	--	11,000,000.00	11,000,000.00	10/06/26
3A6	30320014				Actual/360	2.840%	23,666.67	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	10/06/26
4A1	30507213	MF	New York	NY	Actual/360	3.450%	143,750.00	0.00	0.00	N/A	08/06/31	--	50,000,000.00	50,000,000.00	04/06/26
4A2	30507578				Actual/360	3.450%	86,250.00	0.00	0.00	N/A	08/06/31	--	30,000,000.00	30,000,000.00	04/06/26
5A-3-1	30320132	RT	Austin	TX	Actual/360	3.094%	128,916.67	0.00	0.00	N/A	07/01/31	--	50,000,000.00	50,000,000.00	10/01/26
5A-3-3	30320133				Actual/360	3.094%	36,096.67	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	10/01/26
6	30507766	RT	Various	Various	Actual/360	3.090%	98,010.40	79,274.61	0.00	N/A	09/06/28	--	38,062,292.22	37,983,017.61	10/06/26
7	30507763	RT	Grand Prairie	TX	Actual/360	3.250%	110,554.17	0.00	0.00	N/A	10/01/31	--	40,820,000.00	40,820,000.00	10/01/26
8	30507607	IN	Chattanooga	TN	Actual/360	4.090%	89,589.46	70,789.03	0.00	N/A	08/06/31	--	26,285,415.86	26,214,626.83	10/06/26
9A2	30507624	RT	College Point	NY	Actual/360	3.566%	89,150.00	0.00	0.00	N/A	07/06/31	--	30,000,000.00	30,000,000.00	10/06/26
10	30530160	MF	Philadelphia	PA	Actual/360	3.560%	77,478.14	53,718.04	0.00	N/A	09/06/31	--	26,116,226.55	26,062,508.51	08/06/26
11	30320134	RT	Charlotte	NC	Actual/360	3.630%	49,060.27	26,882,341.45	0.00	N/A	09/06/26	--	26,882,341.45	0.00	09/24/26
12	30507656	MU	Bronx	NY	Actual/360	4.120%	95,103.33	0.00	0.00	N/A	09/06/26	--	27,700,000.00	27,700,000.00	10/06/26
13	30320135	MF	Pasadena	TX	Actual/360	3.740%	76,024.62	48,863.43	0.00	N/A	09/06/31	--	24,392,926.12	24,344,062.69	08/06/25
14	30530164	98	New York	NY	Actual/360	2.295%	47,812.50	0.00	0.00	09/06/31	09/06/33	09/06/31	25,000,000.00	25,000,000.00	10/06/26
15	30507775	IN	Houston	TX	Actual/360	3.650%	72,650.21	36,614.01	0.00	N/A	09/06/31	--	23,885,000.00	23,848,385.99	10/06/26
16	30507652	RT	Various	PA	Actual/360	3.800%	65,869.83	41,300.36	0.00	N/A	09/01/31	--	20,800,997.91	20,759,697.55	10/01/26
17	30507764	RT	Midlothian	TX	Actual/360	3.500%	63,662.08	0.00	0.00	N/A	10/01/31	--	21,827,000.00	21,827,000.00	10/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	30507544	IN	Various	Various	Actual/360	3.450%	62,646.25	0.00	0.00	N/A	08/06/31	--	21,790,000.00	21,790,000.00	10/06/26
19	30507735	MF	Pawtucket	RI	Actual/360	4.000%	71,666.67	0.00	0.00	N/A	09/01/28	--	21,500,000.00	21,500,000.00	10/01/26
20A2	30507648	Various Various		Various	Actual/360	3.165%	52,842.31	0.00	0.00	N/A	07/01/31	--	20,035,000.00	20,035,000.00	10/01/26
21	30507679	SS	Various	Various	Actual/360	2.950%	49,166.67	0.00	0.00	N/A	09/06/31	--	20,000,000.00	20,000,000.00	10/06/26
23	30507783	RT	Sacramento	CA	Actual/360	3.280%	50,457.33	0.00	0.00	N/A	09/11/31	--	18,460,000.00	18,460,000.00	10/11/26
24	30507767	MU	Brooklyn	NY	Actual/360	3.630%	54,450.00	0.00	0.00	N/A	09/06/31	--	18,000,000.00	18,000,000.00	10/06/26
25	30507698	RT	Lincoln	NE	Actual/360	4.150%	42,193.97	22,992.49	0.00	N/A	09/06/31	--	12,200,665.48	12,177,672.99	10/06/26
26	30507610	OF	Chicago	IL	Actual/360	3.500%	38,879.17	0.00	0.00	N/A	08/01/31	--	13,330,000.00	13,330,000.00	10/01/26
27	30507654	OF	Sunnyside	NY	Actual/360	3.200%	34,000.00	0.00	0.00	N/A	09/06/31	--	12,750,000.00	12,750,000.00	10/06/26
28	30507751	RT	Lees Summit	MO	Actual/360	3.440%	35,833.33	0.00	0.00	N/A	10/01/31	--	12,500,000.00	12,500,000.00	10/01/26
29	30530162	MF	Waukee	IA	Actual/360	3.390%	33,589.25	0.00	0.00	N/A	08/06/31	--	11,890,000.00	11,890,000.00	10/06/26
30	30507640	RT	Phoenix	AZ	Actual/360	3.550%	28,445.97	19,900.95	0.00	N/A	08/06/31	--	9,615,540.08	9,595,639.13	10/06/26
31	30507575	MU	Mahwah	NJ	Actual/360	3.630%	32,003.80	16,344.66	0.00	N/A	08/06/31	--	10,579,769.74	10,563,425.08	10/06/26
32	30507638	LO	Bowling Green	KY	Actual/360	4.050%	32,056.01	17,174.98	0.00	N/A	08/06/31	--	9,498,076.02	9,480,901.04	10/06/26
33	30530163	OF	Bristol	PA	Actual/360	3.570%	27,370.00	0.00	0.00	N/A	09/06/28	--	9,200,000.00	9,200,000.00	10/06/26
34	30507723	LO	Atlanta	GA	Actual/360	4.250%	27,434.96	14,379.93	0.00	N/A	09/01/31	--	7,746,341.29	7,731,961.36	10/01/26
35	30507653	SS	Various	Various	Actual/360	3.790%	25,679.99	13,579.73	0.00	N/A	09/06/31	--	8,130,866.07	8,117,286.34	10/06/26
36	30507657	IN	North Bergen	NJ	Actual/360	4.030%	27,286.46	0.00	0.00	N/A	09/06/26	--	8,125,000.00	8,125,000.00	08/06/26
37	30507699	OF	Westlake Village	CA	Actual/360	3.420%	22,230.00	0.00	0.00	N/A	09/06/28	--	7,800,000.00	7,800,000.00	10/06/26
38	30507617	MU	Minot	ND	Actual/360	3.450%	16,019.56	16,147.75	0.00	N/A	08/06/31	--	5,572,020.88	5,555,873.13	10/06/26
39	30507700	MF	New York	NY	Actual/360	3.450%	18,400.00	0.00	0.00	N/A	09/06/31	--	6,400,000.00	6,400,000.00	10/06/26
40	30320136	MF	Little Rock	AR	Actual/360	3.300%	17,380.00	0.00	0.00	N/A	09/06/31	--	6,320,000.00	6,320,000.00	10/06/26
41	30320137	RT	Los Angeles	CA	Actual/360	4.350%	21,750.00	0.00	0.00	N/A	03/06/30	--	6,000,000.00	6,000,000.00	10/06/26
42	30507733	MF	Bronx	NY	Actual/360	3.510%	16,087.50	0.00	0.00	N/A	09/06/31	--	5,500,000.00	5,500,000.00	10/06/26
43	30320138	MF	Pensacola	FL	Actual/360	3.300%	15,056.25	0.00	0.00	N/A	09/06/31	--	5,475,000.00	5,475,000.00	10/06/26
44	30507616	IN	Greeley	CO	Actual/360	3.700%	14,966.50	0.00	0.00	N/A	08/06/31	--	4,854,000.00	4,854,000.00	10/06/26
45	30507730	RT	Maricopa	AZ	Actual/360	3.640%	12,436.67	0.00	0.00	N/A	09/06/31	--	4,100,000.00	4,100,000.00	10/06/26
46	30507727	RT	Various	Various	Actual/360	3.430%	10,272.24	7,533.61	0.00	N/A	09/06/31	--	3,593,786.33	3,586,252.72	10/06/26

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
47	30507781	SS	Fayetteville	NC	Actual/360	4.500%	12,031.74	5,702.25	0.00 N/A	10/06/31	--	3,208,463.23	3,202,760.98	01/06/26
Totals							2,940,645.88	27,346,657.28	0.00			1,079,146,729.23	1,051,800,071.95
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C-4	49,613,309.00	0.00	--	--	--	0.00	0.00	113,215.37	113,215.37	0.00	0.00
1A-1-C-7	49,613,309.00	0.00	--	--	--	0.00	0.00	45,286.15	45,286.15	0.00	0.00
1A-1-C-8	49,613,309.00	0.00	--	--	--	0.00	0.00	5,329.88	5,329.88	0.00	0.00
1A-2-C-2	49,613,309.00	0.00	--	--	--	0.00	0.00	45,286.15	45,286.15	0.00	0.00
1A-2-C-3	49,613,309.00	0.00	--	--	--	0.00	0.00	44,484.89	44,484.89	0.00	0.00
2A-1-C1	26,801,473.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-C2	26,801,473.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	12,884,023.67	15,783,638.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	12,884,023.67	15,783,638.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	12,884,023.67	15,783,638.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	12,884,023.67	15,783,638.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A6	12,884,023.67	15,783,638.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	13,397,955.17	0.00	--	--	10/13/26	0.00	37,108.51	143,276.67	839,131.07	353,380.80	0.00
4A2	13,397,955.17	0.00	--	--	10/13/26	0.00	22,265.11	85,966.00	503,478.65	0.00	0.00
5A-3-1	40,397,211.49	44,934,648.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-3	40,397,211.49	44,934,648.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,998,268.85	4,035,465.10	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,837,068.47	711,593.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,009,308.26	2,803,428.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	6,101,829.36	6,492,499.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,549,079.90	0.00	--	--	06/11/26	3,973,933.55	23,954.82	143,122.71	238,326.80	5,009.39	0.00
11	3,964,775.25	3,750,527.66	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,901,868.83	2,120,334.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	07/13/26	1,689,321.86	41,363.79	119,395.60	1,706,338.26	378,679.97	0.00
14	2,965,241.70	3,036,317.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,387,528.07	2,408,401.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,052,911.88	504,875.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,516,327.60	2,529,635.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	2,147,799.27	2,166,232.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,030,865.66	1,886,067.15	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20A2	4,230,722.67	4,239,484.34	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,595,935.80	349,981.96	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,630,638.49	1,431,976.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,482,878.51	1,398,051.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,292,425.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,084,189.88	1,086,951.86	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,469,337.29	1,141,049.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	957,913.01	650,740.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	880,985.95	876,988.67	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,038,979.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	866,166.18	967,040.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,064,494.47	1,184,025.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	945,708.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	860,132.64	891,989.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	12,528.52	0.00
35	871,571.25	612,958.44	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	718,878.77	0.00	--	--	--	0.00	0.00	27,209.54	55,448.05	0.00	0.00
37	1,226,075.75	1,115,911.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	855,028.22	892,528.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	590,509.57	525,212.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	255,930.08	379,824.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	537,074.61	667,703.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	406,635.64	413,377.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	387,374.82	415,588.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	527,412.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	325,098.87	259,177.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	121,944.41	103,695.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
47	164,319.80	0.00	--	--	06/11/26	807,466.04	15,434.20	14,677.30	144,110.48	0.00	0.00
Totals	540,531,177.69	220,837,126.02				6,470,721.45	140,126.43	787,250.25	3,740,435.75	749,598.68	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	1	26,062,508.51	0	0.00	4	107,546,823.67	0	0.00	1	24,344,062.69	0	0.00	0	0.00	0	0.00	3.297384%	3.283529%	50
09/17/26	0	0.00	1	26,116,226.55	4	107,601,389.35	0	0.00	1	24,392,926.12	0	0.00	0	0.00	0	0.00	3.305839%	3.291331%	50
08/17/26	2	36,762,205.71	0	0.00	4	107,652,850.63	0	0.00	1	24,439,106.67	0	0.00	0	0.00	0	0.00	3.305998%	3.291490%	51
07/17/26	0	0.00	3	106,218,029.07	2	27,704,143.28	0	0.00	1	24,485,138.97	0	0.00	0	0.00	0	0.00	3.306152%	3.291644%	52
06/17/26	2	80,000,000.00	0	0.00	3	54,029,497.06	0	0.00	1	24,533,564.08	0	0.00	0	0.00	0	0.00	3.306314%	3.291805%	53
05/15/26	1	26,557,243.98	1	26,321,792.36	2	27,809,157.30	0	0.00	1	24,579,293.15	0	0.00	0	0.00	0	0.00	3.306466%	3.291958%	54
04/17/26	0	0.00	2	29,610,208.62	1	24,627,425.72	0	0.00	1	24,627,425.72	0	0.00	0	0.00	0	0.00	3.306627%	3.292119%	55
03/17/26	2	29,665,574.20	0	0.00	1	24,672,853.47	0	0.00	1	24,672,853.47	0	0.00	0	0.00	1	19,500,000.00	3.306778%	3.292270%	56
02/18/26	1	26,482,800.80	0	0.00	1	24,725,816.87	0	0.00	1	24,725,816.87	0	0.00	0	0.00	0	0.00	3.315946%	3.301494%	56
01/16/26	1	26,532,659.64	0	0.00	1	24,770,928.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.316090%	3.301637%	57
12/17/25	1	26,582,366.10	0	0.00	1	24,815,895.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.316233%	3.301780%	58
11/18/25	1	26,634,546.46	1	24,863,293.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.316384%	3.301931%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A-1-C-4	30320125	09/06/26	0	B	113,215.37	113,215.37	0.00	50,000,000.00	08/27/26	98
1A-1-C-7	30320126	09/06/26	0	B	45,286.15	45,286.15	0.00	20,000,000.00	08/27/26	98
1A-1-C-8	30320127	09/06/26	0	B	5,329.88	5,329.88	0.00	2,353,868.00	08/27/26	98
1A-2-C-2	30320128	09/06/26	0	B	45,286.15	45,286.15	0.00	20,000,000.00	08/27/26	98
1A-2-C-3	30320129	09/06/26	0	B	44,484.89	44,484.89	0.00	19,646,132.00	08/27/26	98
4A1	30507213	04/06/26	5	6	143,276.67	839,131.07	503,706.27	50,000,000.00	05/12/26	98
4A2	30507578	04/06/26	5	6	85,966.00	503,478.65	0.00	30,000,000.00	05/12/26	98
10	30530160	08/06/26	1	1	143,122.71	238,326.80	278,105.44	26,167,205.71	08/26/24	2
13	30320135	08/06/25	13	6	119,395.60	1,706,338.26	1,589,361.27	24,999,451.20	07/07/25	7			02/03/26
36	30507657	08/06/26	1	5	27,209.54	55,448.05	0.00	8,125,000.00	09/08/26	98
47	30507781	01/06/26	8	6	14,677.30	144,110.48	190,254.92	3,252,143.04	02/25/26	3	02/06/26
Totals					787,250.25	3,740,435.75	2,561,427.90	254,543,799.95
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		35,825,000	27,700,000	8,125,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		188,483,018	188,483,018	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		6,000,000	6,000,000	0		0
49 - 60 Months		722,792,054	589,182,722	109,265,269		24,344,063
> 60 Months		98,700,000	98,700,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	1,051,800,072	910,065,740	34,187,509	0	83,202,761	24,344,063
Sep-26	1,079,146,729	910,421,772	35,007,341	26,116,227	83,208,463	24,392,926
Aug-26	1,079,597,920	935,182,864	36,762,206	0	83,213,744	24,439,107
Jul-26	1,080,032,501	946,110,329	0	106,218,029	3,219,004	24,485,139
Jun-26	1,080,488,516	946,459,019	80,000,000	0	29,495,933	24,533,564
May-26	1,080,920,277	1,000,232,083	26,557,244	26,321,792	3,229,864	24,579,293
Apr-26	1,081,373,571	1,027,135,937	0	29,610,209	0	24,627,426
Mar-26	1,081,802,529	1,027,464,102	29,665,574	0	0	24,672,853
Feb-26	1,101,799,116	1,050,590,498	26,482,801	0	0	24,725,817
Jan-26	1,102,225,143	1,050,921,554	26,532,660	0	24,770,929	0
Dec-25	1,102,649,821	1,051,251,559	26,582,366	0	24,815,896	0
Nov-25	1,103,096,283	1,051,598,443	26,634,546	24,863,293	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A-1-C-4	30320125	50,000,000.00	50,000,000.00	1,350,000,000.00	06/10/21	49,030,783.00	1.76000	12/31/25	08/06/28	I/O
1A-1-C-7	30320126	20,000,000.00	20,000,000.00	1,350,000,000.00	06/10/21	49,030,783.00	1.76000	12/31/25	08/06/28	I/O
1A-1-C-8	30320127	2,353,868.00	2,353,868.00	1,350,000,000.00	06/10/21	49,030,783.00	1.76000	12/31/25	08/06/28	I/O
1A-2-C-2	30320128	20,000,000.00	20,000,000.00	1,350,000,000.00	06/10/21	49,030,783.00	1.76000	12/31/25	08/06/28	I/O
1A-2-C-3	30320129	19,646,132.00	19,646,132.00	1,350,000,000.00	06/10/21	49,030,783.00	1.76000	12/31/25	08/06/28	I/O
4A1	30507213	50,000,000.00	50,000,000.00	162,500,000.00	07/13/26	13,304,708.17	2.89000	12/31/25	08/06/31	I/O
4A2	30507578	30,000,000.00	30,000,000.00	162,500,000.00	07/13/26	13,304,708.17	2.89000	12/31/25	08/06/31	I/O
10	30530160	26,062,508.51	26,167,205.71	24,975,000.00	03/02/26	1,517,046.90	0.96000	06/30/25	09/06/31	298
13	30320135	24,344,062.69	24,999,451.20	27,500,000.00	04/02/26	2,445,839.56	1.63000	12/31/24	09/06/31	298
36	30507657	8,125,000.00	8,125,000.00	12,500,000.00	06/01/22	665,297.77	2.00000	12/31/25	09/06/26	I/O
47	30507781	3,202,760.98	3,252,143.04	7,200,000.00	06/08/21	141,675.80	0.67000	09/30/25	10/06/31	298
Totals		253,734,332.18	254,543,799.95	7,147,175,000.00		276,533,191.37

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A-1-C-4	30320125	OF	NY	08/27/26	98

10/13/2026 - The loan transferred to Special Servicing as of 08/28/2026. Borrower requested the transfer to engage with the SS regarding a potential extension or other consensual mod in advance of the maturity date in August 2028.

	Negotiations are ongoing. Updated appraisal was ordered and is under review.

1A-1-C-7	30320126	Various	Various	08/27/26	98

10/13/2026 - The loan transferred to Special Servicing as of 08/28/2026. Borrower requested the transfer to engage with the SS regarding a potential extension or other consensual mod in advance of the maturity date in August 2028.

	Negotiations are ongoing. Updated appraisal was ordered and is under review.

1A-1-C-8	30320127	Various	Various	08/27/26	98

10/13/2026 - The loan transferred to Special Servicing as of 08/28/2026. Borrower requested the transfer to engage with the SS regarding a potential extension or other consensual mod in advance of the maturity date in August 2028.

	Negotiations are ongoing. Updated appraisal was ordered and is under review.

1A-2-C-2	30320128	Various	Various	08/27/26	98

10/13/2026 - The loan transferred to Special Servicing as of 08/28/2026. Borrower requested the transfer to engage with the SS regarding a potential extension or other consensual mod in advance of the maturity date in August 2028.

	Negotiations are ongoing. Updated appraisal was ordered and is under review.

1A-2-C-3	30320129	Various	Various	08/27/26	98

10/13/2026 - The loan transferred to Special Servicing as of 08/28/2026. Borrower requested the transfer to engage with the SS regarding a potential extension or other consensual mod in advance of the maturity date in August 2028.

	Negotiations are o ngoing. Updated appraisal was ordered and is under review.

4A1	30507213	MF	NY	05/12/26	98

10/13/2026 - The Loan transferred to Special Servicing on 5/13/2026 for imminent default due to cash flow concerns following the Borrower''s termination of Sonder''s lease of all 345 units. Lender subsequently sent a Pre Negotiation Letter and a

No tice of Default. Lender and Borrower have begun discussing potential resolutions for the Property. Borrower retained a representative who submitted an initial proposal, to which Lender provided feedback. Discussions remain ongoing. Lender

	has engaged coun sel to start enforcement of remedies. Lender and Borrower continue to exchange term sheets for a potential modification, Lender is continuing to dual track.

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4A2	30507578	Various	Various	05/12/26	98

10/13/2026 - The Loan transferred to Special Servicing on 5/13/2026 for imminent default due to cash flow concerns following the Borrower''s termination of Sonder''s lease of all 345 units. Lender subsequently sent a Pre Negotiation Letter and a

No tice of Default. Lender and Borrower have begun discussing potential resolutions for the Property. Borrower retained a representative who submitted an initial proposal, to which Lender provided feedback. Discussions remain ongoing. Lender

	has engaged coun sel to start enforcement of remedies. Lender and Borrower continue to exchange term sheets for a potential modification, Lender is continuing to dual track.

10	30530160	MF	PA	08/26/24	2

10/13/2026 - Loan transferred to the Special Servicer on 8/26/2024 due to various ongoing defaults (Guarantor voluntary Bankruptcy Ch 11 filing and a Sequestrator appointed in favor of Shin Da Enterprises at the Property). Collateral consists of a 9-story, 95-unit (incl. 3 units leased to So Suite Inc. for short-term rentals), multifamily complex located in the Callowhill submarket of Philadelphia. NOI/DSCR/Occ/DY: YE 12/25 $1.45MM/0.92x/93.1%/5.47%. Requested updated financials from the Borrower. The Court has entered judgement on damages, Lender can now proceed to the foreclosure sale. Anticipate approximately 4 months to get to sale and couple more months thereafter to receive the deed.

13	30320135	MF	TX	07/07/25	7

10/9/2026 - REO Title Date: 2/3/2026. Property is a 441-unit garden-style multifamily community in Pasadena, TX, built in 1972 / renovated in 1999, situated on 23.4 acres. It includes 50 two-story apartment buildings, two leasing offices, and a fit ness center, with amenities including pools, laundry rooms, clubhouse, gazebo, and playground. A roof replacement schedule is planned, with the most pressing repairs and replacements being addressed first. Pricing has been obtained for approximately half of the buildings, with costs exceeding initial expectations. On-site management and leasing continue to offer market-based specials, contributing to improved interest and occupancy. Given the higher projected capital costs

	and improved property performanc e, AM is evaluating an accelerated sale timeline targeting value-add buyers. Property is not currently listed for sale.

36	30507657	IN	NJ	09/08/26	98

10/13/2026 - The Loan transferred into special servicing on 9/10/2026 for Maturity Default as Borrower failed to pay the Loan off at the 9/6/2026 maturity date. The Borrower is pursuing a refinance with Spencer Savings Bank, with closing targeted f or October 2026. Collateral consists of a 64,355 SF multi-tenant industrial building located at 2001 42nd Street in North Bergen, NJ (''Property''). Built in 1900, the Property is 85% occupied as of 2/28/2026, with YE 2025 NOI/DSCR of

$723K/2.18x. The top tenants include Happy Box Store (7,900 SF; $13.18/SF; 12.3% NRA), Billions Builders Corp. (4,000 SF; $17.19/SF; 6.2% NRA), and Ivie Joy Floral Arts LLC (4,000 SF; $12.60/SF; 6.2% NRA). A term sheet for new prospective take out Loan has been requested and is pending. The Special Servicer will continue to monitor Borrower''s progress with his refi efforts while reserving all rights and remedies under the Loan Documents.

47	30507781	SS	NC	02/25/26	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A-1-C-4	0.00	0.00	13,541.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-7	0.00	0.00	5,416.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-8	0.00	0.00	637.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-2	0.00	0.00	5,416.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-3	0.00	0.00	5,320.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	0.00	10,416.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A2	0.00	0.00	6,250.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,440.88	0.00	0.00	(12,173.76)	0.00	0.00	0.00	0.00	0.00	0.00
11	32,258.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,081.86	0.00	0.00	5,261.53	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	817.90	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,488.71	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	3,026.32	0.00	0.00	0.00	0.00	0.00	0.00
Total	32,258.81	0.00	64,522.75	0.00	0.00	(3,885.91)	0.00	0.00	2,306.61	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		95,202.26

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31